Annual Fund Operating Expenses - Advisor Class - PIMCO Income Portfolio	Apr. 30, 2021
Advisor
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[1]
Total Annual Portfolio Operating Expenses	0.94%
M
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.04%	[1]
Total Annual Portfolio Operating Expenses	1.14%

[1]	“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.91% and 1.11% for Advisor Class and Class M shares, respectively.